Related party transactions (Narrative) (Details) - CAD ($)	1 Months Ended
	Jul. 31, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Aug. 31, 2022	Mar. 31, 2022
Disclosure of transactions between related parties [line items]
Principal amount		$ 0	$ 0	$ 2,278,774
Two directors, Executive Chairman and CFO [Member]
Disclosure of transactions between related parties [line items]
Principal amount						$ 74,000
Bonus common shares						52
Director, Executive Chairman and CFO [Member]
Disclosure of transactions between related parties [line items]
Number of units issued	581
Proceeds from issuing units	$ 87,500
Executive Chairman and CFO [Member]
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions					$ 60,000
Officers and directors [Member]
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions		$ 471,465	$ 216,730